Significant Accounting Policies - Changes in Company's Allowance for Accounts Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 3,541	$ 3,373	$ 1,901
Provision for doubtful accounts	19,624	14,924	15,656
Write-offs and adjustments	(19,027)	(14,756)	(14,184)
Balance at end of period	$ 4,138	$ 3,541	$ 3,373